Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cumulative participating convertible preferred stock, dividend rate percentage	7.00%	7.00%	7.00%
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	964,247	964,247	1,007,444
Preferred stock, shares outstanding	957,017	958,333	1,003,108
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, shares issued	18,406,489	18,426,831	18,416,957
Common stock, shares outstanding	16,958,820	17,275,852	18,323,443